Cover	Feb. 14, 2024
Cover [Abstract]
Entity Registrant Name	TPT GLOBAL TECH, INC.
Entity Central Index Key	0001661039
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Feb. 14, 2024
Entity File Number	333-222094
Entity Incorporation State Country Code	FL
Entity Tax Identification Number	81-3903357
Entity Address Address Line 1	501 West Broadway
Entity Address Address Line 2	Suite 800
Entity Address City Or Town	San Diego
Entity Address State Or Province	CA
Entity Address Postal Zip Code	92101
City Area Code	619
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	301-4200